Pension and Other Postretirement Employee Benefit Plans (Details 7) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Effect of a one-percentage-point change in the assumed health care cost trend rate on the Firms total service and interest cost and accumulated postretirement benefit obligation
Effect on total service and interest cost, 1-Percentage-point increase	$ 2
Effect on total service and interest cost, 1-Percentage-point decrease	(2)
Effect on accumulated postretirement benefit obligation, 1-Percentage-point increase	36
Effect on accumulated postretirement benefit obligation, 1-Percentage-point decrease	$ (31)